UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Eaton Vance Income Fund of Boston

Class A EVIBX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,084,083,897
# of Portfolio Holdings	425
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.8%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.7%
Corporate Bonds	84.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
CCC or Lower	9.2%
B	37.3%
BB	45.3%
BBB	2.8%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EVIBX-TSR-SAR

Eaton Vance Income Fund of Boston

Class C ECIBX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$87	1.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,084,083,897
# of Portfolio Holdings	425
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.8%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.7%
Corporate Bonds	84.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
CCC or Lower	9.2%
B	37.3%
BB	45.3%
BBB	2.8%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ECIBX-TSR-SAR

Eaton Vance Income Fund of Boston

Class I EIBIX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,084,083,897
# of Portfolio Holdings	425
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.8%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.7%
Corporate Bonds	84.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
CCC or Lower	9.2%
B	37.3%
BB	45.3%
BBB	2.8%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIBIX-TSR-SAR

Eaton Vance Income Fund of Boston

Class R ERIBX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$63	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,084,083,897
# of Portfolio Holdings	425
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.8%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.7%
Corporate Bonds	84.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
CCC or Lower	9.2%
B	37.3%
BB	45.3%
BBB	2.8%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

ERIBX-TSR-SAR

Eaton Vance Income Fund of Boston

Class R6 EIBRX

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the Eaton Vance Income Fund of Boston for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.66%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$4,084,083,897
# of Portfolio Holdings	425
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	2.8%
Short-Term Investments	3.2%
Senior Floating-Rate Loans	9.7%
Corporate Bonds	84.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Table Summary
Value	Value
Not Rated	5.4%
CCC or Lower	9.2%
B	37.3%
BB	45.3%
BBB	2.8%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

EIBRX-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Eaton Vance
Income Fund of Boston
Semi-Annual Financial Statements and
Additional Information
April 30, 2026

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-262-1122 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information April 30, 2026
Eaton Vance
Income Fund of Boston
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 1.0%
Security	Shares	Value
Cable & Satellite TV — 0.1%
Charter Communications, Inc., Class A(1)	18,000	$ 2,973,060
		$ 2,973,060
Energy — 0.4%
Ascent CNR Corp., Class A(1)(2)(3)	320,298	$ 10,781,230
Energy Transfer LP	275,000	5,552,251
		$ 16,333,481
Environmental — 0.4%
GFL Environmental, Inc.	425,300	$ 17,058,783
		$ 17,058,783
Healthcare — 0.0%†
Keenova Therapeutics PLC(1)	2,829	$ 254,020
Par Health, Inc.(1)	2,829	11,405
		$ 265,425
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Paper — 0.1%
Enviva LLC(1)(3)	220,054	$ 4,456,093
		$ 4,456,093
Total Common Stocks (identified cost $23,511,575)		$ 41,086,842

Convertible Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$6,205	$ 6,113,380
		$ 6,113,380
Security	Principal Amount (000's omitted)	Value
Technology — 0.3%
Zscaler, Inc., 0.00%, 7/15/28(4)	$11,280	$ 10,259,160
		$ 10,259,160
Total Convertible Bonds (identified cost $16,382,805)		$ 16,372,540

Convertible Preferred Stocks — 0.5%
Security	Shares	Value
Building Materials — 0.5%
QXO, Inc., 4.75%(1)(2)(3)	2,093	$ 20,094,956
Total Convertible Preferred Stocks (identified cost $20,930,000)		$ 20,094,956

Corporate Bonds — 83.6%
Security	Principal Amount (000's omitted)	Value
Aerospace — 3.0%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)	$8,313	$ 8,609,855
Axon Enterprise, Inc.:
6.125%, 3/15/30(4)	3,950	4,048,813
6.25%, 3/15/33(4)	3,009	3,089,554
Bombardier, Inc.:
7.00%, 6/1/32(4)	5,415	5,659,184
7.25%, 7/1/31(4)	6,525	6,873,689
8.75%, 11/15/30(4)	4,630	4,921,528
BWX Technologies, Inc.:
4.125%, 6/30/28(4)	4,467	4,412,337
4.125%, 4/15/29(4)	3,639	3,547,800
CACI International, Inc., 6.375%, 6/15/33(4)	8,520	8,721,952
Moog, Inc., 5.50%, 10/15/34(4)	5,345	5,363,130
Science Applications International Corp.:
4.875%, 4/1/28(4)	10,314	10,251,054
5.875%, 11/1/33(4)	8,495	8,388,040
TransDigm, Inc.:
4.625%, 1/15/29	8,705	8,596,658
6.25%, 1/31/34(4)	2,642	2,703,403
6.375%, 3/1/29(4)	4,590	4,687,331
6.625%, 3/1/32(4)	7,330	7,542,152
6.75%, 8/15/28(4)	11,730	11,903,111
6.75%, 1/31/34(4)	11,675	12,002,087
		$ 121,321,678

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Air Transportation — 0.6%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(4)	$8,475	$ 8,873,684
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(4)	15,119	14,172,395
		$ 23,046,079
Automotive & Auto Parts — 1.8%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	$17,078	$ 17,260,246
Champions Financing, Inc., 8.75%, 2/15/29(4)	3,174	3,090,683
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(4)	6,047	6,250,240
6.75%, 9/15/32(4)	10,947	11,204,473
Ford Motor Co., 4.75%, 1/15/43	11,853	9,161,732
IHO Verwaltungs GmbH, 7.375%, (7.375% cash or 8.125% PIK), 5/15/33(4)	2,430	2,472,631
Realtruck Group, Inc., 6.25%, 7/31/31(4)	14,912	5,592,037
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)	18,746	19,525,965
		$ 74,558,007
Broadcasting — 2.5%
Discovery Global Holdings, Inc., 5.05%, 3/15/42	$7,564	$ 5,416,051
Nexstar Media, Inc.:
6.50%, 9/15/33(4)	12,380	12,483,262
7.25%, 4/15/34(4)	11,150	11,229,232
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/33(4)	25,954	26,755,227
8.75%, 7/1/34(4)	19,208	20,000,078
Sinclair Television Group, Inc., 8.125%, 2/15/33(4)	9,988	10,349,715
Univision Communications, Inc.:
8.50%, 7/31/31(4)	3,360	3,412,432
8.875%, 4/15/33(4)	3,415	3,436,158
9.375%, 8/1/32(4)	7,919	8,200,940
		$ 101,283,095
Building Materials — 3.7%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(4)	$7,059	$ 7,346,471
Builders FirstSource, Inc., 4.25%, 2/1/32(4)	18,092	16,802,346
CP Atlas Buyer, Inc., 9.75%, 7/15/30(4)	9,994	9,299,382
JH North America Holdings, Inc.:
5.875%, 1/31/31(4)	5,561	5,562,775
6.125%, 7/31/32(4)	7,100	7,120,512
Masterbrand, Inc., 7.00%, 7/15/32(4)	15,466	15,394,327
Park River Holdings, Inc.:
8.00%, 3/15/31(4)	7,811	7,861,873
8.75%, 12/31/30(4)	3,661	3,465,515
Security	Principal Amount (000's omitted)	Value
Building Materials (continued)
Quikrete Holdings, Inc.:
6.375%, 3/1/32(4)	$14,764	$ 15,006,248
6.75%, 3/1/33(4)	13,594	13,793,489
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)	16,080	16,078,197
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)	4,831	4,882,571
Standard Industries, Inc.:
3.375%, 1/15/31(4)	10,435	9,478,484
4.375%, 7/15/30(4)	14,502	13,854,485
4.75%, 1/15/28(4)	3,685	3,666,474
		$ 149,613,149
Cable & Satellite TV — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)	$7,583	$ 6,892,471
4.25%, 1/15/34(4)	10,431	8,760,272
4.50%, 8/15/30(4)	13,351	12,460,423
4.75%, 3/1/30(4)	9,615	9,119,293
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	9,420	5,783,641
3.90%, 6/1/52	6,215	3,909,569
CSC Holdings LLC:
3.375%, 2/15/31(4)	8,229	4,789,623
4.125%, 12/1/30(4)	4,913	2,928,702
11.75%, 1/31/29(4)	6,499	4,657,911
DISH Network Corp., 11.75%, 11/15/27(4)	7,785	8,041,866
Versant Media Group, Inc., 7.25%, 1/30/31(4)	8,003	8,313,152
		$ 75,656,923
Capital Goods — 2.6%
Arcosa, Inc., 6.875%, 8/15/32(4)	$7,548	$ 7,845,625
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(5)	10,093	10,252,295
Calderys Financing LLC, 11.25%, 6/1/28(4)	16,104	16,591,967
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)	15,265	15,647,068
JB Poindexter & Co., Inc., 8.75%, 12/15/31(4)	11,584	12,018,319
New Flyer Holdings, Inc., 9.25%, 7/1/30(4)	9,752	10,529,127
Patrick Industries, Inc.:
4.75%, 5/1/29(4)	7,023	6,928,909
6.375%, 11/1/32(4)	7,825	7,892,006
VoltaGrid LLC, 7.375%, 11/1/30(4)	19,763	20,521,642
		$ 108,226,958

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Chemicals — 2.6%
Avient Corp.:
6.25%, 11/1/31(4)	$7,082	$ 7,189,244
7.125%, 8/1/30(4)	13,819	14,084,187
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	23,709	25,647,993
Compass Minerals International, Inc., 8.00%, 7/1/30(4)	10,710	11,186,734
INEOS Finance PLC, 7.50%, 4/15/29(4)	3,315	3,276,674
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(4)	29,213	28,579,890
Valvoline, Inc., 3.625%, 6/15/31(4)	18,263	16,648,267
		$ 106,612,989
Consumer Products — 0.6%
Acushnet Co., 5.625%, 12/1/33(4)	$6,070	$ 6,113,376
Somnigroup International, Inc.:
3.875%, 10/15/31(4)	17,030	15,760,964
4.00%, 4/15/29(4)	2,134	2,065,752
		$ 23,940,092
Containers — 1.7%
Ardagh Group SA, 9.50%, 12/1/30(4)	$10,840	$ 11,504,633
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
4.00%, 9/1/29(4)	11,276	10,561,431
6.25%, 1/30/31(4)	2,715	2,735,338
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(4)	7,268	6,843,891
8.75%, 4/15/30(4)	17,619	15,996,487
Sword Purchaser LLC, 8.25%, 4/15/33(4)	14,350	14,694,445
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(4)	7,639	6,700,304
		$ 69,036,529
Diversified Financial Services — 4.6%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(6)(7)	$16,114	$ 16,081,943
Azorra Finance Ltd., 7.25%, 1/15/31(4)	9,402	9,637,473
Block, Inc.:
5.625%, 8/15/30(4)	8,992	9,006,153
6.00%, 8/15/33(4)	10,065	10,053,677
CI Financial Corp., 4.10%, 6/15/51	10,620	7,103,956
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)	10,605	10,044,256
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)	13,792	14,522,498
Focus Financial Partners LLC, 6.75%, 9/15/31(4)	6,574	6,692,297
Hightower Holding LLC, 9.125%, 1/31/30(4)	13,204	13,772,472
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)	$17,673	$ 18,051,167
Rocket Cos., Inc.:
6.125%, 8/1/30(4)	8,928	9,065,045
6.375%, 8/1/33(4)	13,407	13,587,257
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(4)	14,076	13,517,788
4.00%, 10/15/33(4)	1,460	1,316,558
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)	7,812	7,802,618
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(4)	9,625	10,115,307
United Wholesale Mortgage LLC, 5.50%, 4/15/29(4)	3,495	3,337,235
UWM Holdings LLC:
6.25%, 3/15/31(4)	12,058	11,190,447
6.625%, 2/1/30(4)	3,257	3,128,379
		$ 188,026,526
Diversified Media — 1.1%
Arches Buyer, Inc., 6.125%, 12/1/28(4)	$13,839	$ 13,466,139
Cars.com, Inc., 6.375%, 11/1/28(4)	7,921	7,792,086
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(4)	5,518	5,740,331
7.50%, 3/15/33(4)	2,169	2,279,953
7.75%, 4/15/28(4)	6,203	6,251,638
7.875%, 4/1/30(4)	2,446	2,548,323
Stagwell Global LLC, 5.625%, 8/15/29(4)	7,726	7,354,299
		$ 45,432,769
Energy — 7.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	$10,402	$ 10,871,307
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(4)	3,765	3,791,208
Crescent Energy Finance LLC:
7.875%, 4/15/32(4)	2,436	2,526,790
9.75%, 10/15/30(4)	3,214	3,436,570
DBR Land Holdings LLC, 6.25%, 12/1/30(4)	8,485	8,691,228
Energy Transfer LP, 5.00%, 5/15/50	9,457	7,905,033
Global Partners LP/GLP Finance Corp.:
6.875%, 1/15/29	4,138	4,178,296
7.125%, 7/1/33(4)	5,504	5,643,714
8.25%, 1/15/32(4)	10,206	10,719,872
Kinetik Holdings LP, 5.875%, 6/15/30(4)	14,097	14,152,443
Kodiak Gas Services LLC:
6.50%, 10/1/33(4)	7,032	7,196,809

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Energy (continued)
Kodiak Gas Services LLC: (continued)
6.75%, 10/1/35(4)	$2,928	$ 3,042,998
Matador Resources Co.:
6.00%, 4/15/34(4)	4,555	4,574,450
6.50%, 4/15/32(4)	9,967	10,182,477
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(4)	4,509	4,676,116
8.375%, 2/15/32(4)	6,962	7,310,100
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	5,887	5,894,365
6.25%, 2/1/33(4)	6,712	6,875,657
7.00%, 1/15/32(4)	8,407	8,748,450
Plains All American Pipeline LP, Series B, 8.024%, (3 mo. SOFR + 4.372%)(6)(8)	13,274	13,307,217
SM Energy Co.:
7.00%, 8/1/32(4)	7,620	7,826,304
8.625%, 11/1/30(4)	13,731	14,530,831
Sunoco LP:
4.625%, 5/1/30(4)	13,872	13,497,928
5.875%, 3/15/34(4)	8,579	8,552,587
7.25%, 5/1/32(4)	7,738	8,107,667
7.875% to 9/18/30(4)(6)(7)	33,037	34,231,155
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	14,436	14,005,195
Transocean International Ltd.:
7.875%, 10/15/32(4)	1,809	1,939,255
8.25%, 5/15/29(4)	8,675	9,011,772
8.75%, 2/15/30(4)	2,987	3,129,871
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(4)	7,225	7,284,629
Venture Global LNG, Inc.:
9.00% to 9/30/29(4)(6)(7)	10,479	10,371,357
9.50%, 2/1/29(4)	11,063	12,078,606
9.875%, 2/1/32(4)	2,404	2,580,261
WBI Operating LLC:
6.25%, 10/15/30(4)	10,478	10,629,459
6.50%, 10/15/33(4)	9,001	9,102,756
Weatherford International Ltd., 6.75%, 10/15/33(4)	5,978	6,204,326
		$ 316,809,059
Environmental — 1.2%
Clean Harbors, Inc.:
5.125%, 7/15/29(4)	$3,273	$ 3,250,827
6.375%, 2/1/31(4)	4,273	4,352,063
Security	Principal Amount (000's omitted)	Value
Environmental (continued)
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(4)	$11,720	$ 11,543,364
GFL Environmental, Inc., 4.75%, 6/15/29(4)	19,351	19,135,805
Reworld Holding Corp., 4.875%, 12/1/29(4)	8,007	7,694,166
Wrangler Holdco Corp., 6.625%, 4/1/32(4)	4,831	4,987,563
		$ 50,963,788
Food & Drug Retail — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(4)	$11,924	$ 11,679,243
5.625%, 3/31/32(4)	16,810	16,590,818
Ingles Markets, Inc., 4.00%, 6/15/31(4)	11,492	10,869,251
		$ 39,139,312
Food, Beverage & Tobacco — 2.6%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	$10,874	$ 11,050,215
Cerdia Finanz GmbH, 9.375%, 10/3/31(4)	7,967	7,668,237
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)	9,025	8,944,528
6.375%, 4/15/34(4)	12,700	12,966,075
7.625%, 7/1/29(4)	15,928	16,462,114
Performance Food Group, Inc., 4.25%, 8/1/29(4)	17,760	17,231,091
Post Holdings, Inc., 6.25%, 2/15/32(4)	8,067	8,231,139
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	12,069	12,092,064
U.S. Foods, Inc., 4.75%, 2/15/29(4)	11,888	11,766,607
		$ 106,412,070
Gaming — 2.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	$14,267	$ 14,697,785
Brightstar Lottery PLC, 5.25%, 1/15/29(4)	4,275	4,258,651
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(4)	5,830	5,720,072
Caesars Entertainment, Inc.:
6.00%, 10/15/32(4)	3,703	3,322,526
6.50%, 2/15/32(4)	7,191	6,993,822
7.00%, 2/15/30(4)	4,822	4,898,301
Churchill Downs, Inc., 5.75%, 4/1/30(4)	5,949	5,933,056
Flutter Treasury DAC, 5.875%, 6/4/31(4)	10,653	10,621,467
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(4)	11,366	11,548,429

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)	$12,125	$ 12,627,461
Voyager Parent LLC, 9.25%, 7/1/32(4)	17,706	18,839,149
		$ 99,460,719
Healthcare — 8.3%
1261229 BC Ltd., 10.00%, 4/15/32(4)	$19,467	$ 20,118,035
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(4)	4,152	4,065,536
7.375%, 3/15/33(4)	4,152	4,252,237
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(4)	5,302	5,512,956
athenahealth Group, Inc., 6.50%, 2/15/30(4)	34,100	32,527,728
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)	10,616	10,343,040
Global Medical Response, Inc., 7.375%, 10/1/32(4)	12,877	13,430,840
HealthEquity, Inc., 4.50%, 10/1/29(4)	15,367	14,934,709
IQVIA, Inc.:
6.25%, 6/1/32(4)	15,461	15,764,747
6.50%, 5/15/30(4)	5,733	5,872,627
LifePoint Health, Inc.:
5.375%, 1/15/29(4)	18,022	17,392,675
10.00%, 6/1/32(4)	2,624	2,688,944
Medline Borrower LP, 5.25%, 10/1/29(4)	33,972	33,827,643
National Mentor Holdings, Inc., 10.50%, 12/15/30(4)	10,026	10,494,358
Option Care Health, Inc., 4.375%, 10/31/29(4)	14,197	13,749,882
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(4)(5)	5,649	5,635,340
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44	4,106	3,003,670
5.15%, 6/15/30	12,185	11,563,861
Prestige Brands, Inc., 3.75%, 4/1/31(4)	5,417	5,006,610
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)	9,510	9,496,499
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)	6,802	6,830,228
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	15,169	15,955,328
TEAM Services Holding, Inc., 9.00%, 2/15/33(4)	6,060	6,066,424
Tenet Healthcare Corp.:
4.375%, 1/15/30	1,692	1,640,291
5.125%, 11/1/27	8,659	8,655,670
5.50%, 11/15/32(4)	7,440	7,424,819
6.00%, 11/15/33(4)	3,860	3,903,325
6.125%, 10/1/28	7,522	7,545,010
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46	24,257	18,708,374
Security	Principal Amount (000's omitted)	Value
Healthcare (continued)
Teva Pharmaceutical Finance Netherlands III BV: (continued)
6.00%, 12/1/32	$7,721	$ 8,044,317
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	13,499	12,773,931
		$ 337,229,654
Homebuilders & Real Estate — 3.0%
Artera Services LLC, 8.50%, 2/15/31(4)	$8,823	$ 7,604,055
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	5,093	4,878,674
4.625%, 4/1/30(4)	7,664	7,302,424
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	9,007	9,012,883
8.875%, 9/1/31(4)	6,264	6,597,383
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	14,854	15,482,220
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(4)	4,769	4,813,161
8.375%, 10/1/33(4)	5,888	5,920,949
M/I Homes, Inc.:
3.95%, 2/15/30	3,069	2,919,727
4.95%, 2/1/28	4,874	4,866,809
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	3,972	3,877,581
4.625%, 3/15/30(4)	10,893	10,605,812
7.375%, 2/15/31(4)	10,106	10,576,081
Risewell Homes, Inc., 8.50%, 11/1/30(4)	10,246	10,481,383
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(4)	4,194	4,242,759
TopBuild Corp., 4.125%, 2/15/32(4)	11,996	12,004,110
		$ 121,186,011
Insurance — 2.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)	$5,985	$ 6,043,647
6.75%, 10/15/27(4)	22,869	22,866,462
7.00%, 1/15/31(4)	5,434	5,549,679
7.375%, 10/1/32(4)	1,796	1,766,975
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(4)	20,005	20,909,206
8.375%, 2/1/34(4)	5,490	5,420,897

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)	$11,580	$ 11,640,768
Ryan Specialty LLC, 5.875%, 8/1/32(4)	9,866	9,869,814
		$ 84,067,448
Leisure — 1.2%
Carnival Corp., 5.75%, 8/1/32(4)	$9,498	$ 9,557,628
Motion Bondco DAC, 6.625%, 11/15/27(4)	5,325	5,115,018
Motion Finco SARL, 8.375%, 2/15/32(4)	3,412	2,798,056
NCL Corp. Ltd.:
6.75%, 2/1/32(4)	10,402	10,359,754
7.75%, 2/15/29(4)	3,797	3,965,481
NCL Finance Ltd., 6.125%, 3/15/28(4)	7,189	7,297,949
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	9,836	9,813,718
		$ 48,907,604
Metals & Mining — 1.8%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	$14,148	$ 15,323,133
Constellium SE, 3.75%, 4/15/29(4)	11,350	10,953,424
Eldorado Gold Corp., 6.25%, 9/1/29(4)	9,630	9,616,828
First Quantum Minerals Ltd.:
6.375%, 2/15/36(4)	13,471	13,251,326
7.25%, 2/15/34(4)	4,009	4,124,724
8.00%, 3/1/33(4)	5,355	5,633,406
Hudbay Minerals, Inc., 6.125%, 4/1/29(4)	4,037	4,055,619
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	10,292	10,076,216
		$ 73,034,676
Publishing & Printing — 0.6%
Cimpress PLC, 7.375%, 9/15/32(4)	$4,138	$ 4,195,684
McGraw-Hill Education, Inc.:
7.375%, 9/1/31(4)	5,261	5,439,216
8.00%, 8/1/29(4)	13,388	13,403,691
		$ 23,038,591
Railroad — 0.2%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)	$10,052	$ 10,454,090
		$ 10,454,090
Restaurant — 1.1%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	$12,587	$ 12,359,719
4.00%, 10/15/30(4)	15,694	14,939,093
Security	Principal Amount (000's omitted)	Value
Restaurant (continued)
1011778 BC ULC/New Red Finance, Inc.: (continued)
4.375%, 1/15/28(4)	$5,684	$ 5,615,806
Yum! Brands, Inc., 3.625%, 3/15/31	12,005	11,189,290
		$ 44,103,908
Services — 5.7%
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)	$4,343	$ 4,558,574
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(4)	10,024	9,954,769
6.875%, 6/15/30(4)	5,252	5,407,256
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	8,553	8,431,908
APi Group DE, Inc., 4.75%, 10/15/29(4)	10,794	10,627,636
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(4)	4,218	4,243,177
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	6,012	5,458,312
Herc Holdings, Inc.:
5.75%, 3/15/31(4)	2,270	2,276,801
6.00%, 3/15/34(4)	2,720	2,699,887
7.00%, 6/15/30(4)	8,176	8,511,036
7.25%, 6/15/33(4)	7,007	7,342,138
Ingram Micro, Inc., 4.75%, 5/15/29(4)	19,444	19,122,239
Korn Ferry, 4.625%, 12/15/27(4)	9,513	9,459,228
LBM Acquisition LLC:
6.25%, 1/15/29(4)	5,592	3,880,517
9.50%, 6/15/31(4)	14,174	12,419,751
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(4)	3,840	3,886,808
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	10,595	10,550,533
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	6,884	6,082,261
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(4)	10,283	10,821,870
TKC Holdings, Inc.:
8.50%, 8/15/30(4)	10,380	10,631,746
12.00%, 2/15/31(4)	2,570	2,680,071
VM Consolidated, Inc., 5.50%, 4/15/29(4)	11,972	11,745,922
WESCO Distribution, Inc.:
5.25%, 4/15/31(4)	2,625	2,629,928
6.375%, 3/15/29(4)	5,917	6,040,872
6.375%, 3/15/33(4)	7,267	7,511,484
6.625%, 3/15/32(4)	5,961	6,181,050
7.25%, 6/15/28(4)	5,885	5,902,943

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Services (continued)
White Cap Supply Holdings LLC, 7.375%, 11/15/30(4)	$12,516	$ 12,664,790
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	21,639	22,615,676
		$ 234,339,183
Steel — 1.1%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(4)	$9,457	$ 9,564,469
7.50%, 9/15/31(4)	8,122	8,299,482
7.625%, 1/15/34(4)	5,673	5,734,716
Commercial Metals Co.:
5.75%, 11/15/33(4)	5,715	5,727,813
6.00%, 12/15/35(4)	5,715	5,712,147
TMS International Corp., 6.25%, 4/15/29(4)	8,887	8,720,147
		$ 43,758,774
Super Retail — 5.2%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	$3,840	$ 3,739,216
4.75%, 3/1/30	6,214	6,054,957
5.00%, 2/15/32(4)	1,610	1,544,739
Bath & Body Works, Inc.:
6.75%, 7/1/36	2,869	2,793,095
6.875%, 11/1/35	1,237	1,221,559
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(4)(5)	55,297	60,856,623
Champ Acquisition Corp., 8.375%, 12/1/31(4)	9,664	10,204,981
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	12,054	12,682,761
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(4)	1,746	1,666,312
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)	7,755	7,554,262
6.375%, 1/15/30(4)	3,255	3,309,743
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	5,345	5,287,908
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	10,233	10,024,699
8.25%, 8/1/31(4)	1,816	1,903,304
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	4,830	4,631,490
4.375%, 1/15/31(4)	7,226	6,866,711
4.625%, 12/15/27(4)	2,859	2,849,296
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	23,813	23,755,177
Men's Wearhouse LLC, 9.00%, 2/1/31(4)	4,010	4,246,117
Michaels Cos., Inc., 8.50%, 3/15/33(4)	16,530	16,337,011
Security	Principal Amount (000's omitted)	Value
Super Retail (continued)
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(4)	$4,929	$ 4,994,820
10.00%, 9/15/33(4)	4,022	4,065,281
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	8,570	8,388,331
4.875%, 11/15/31(4)	6,967	6,702,225
		$ 211,680,618
Technology — 2.8%
Black Pearl Compute LLC, 6.125%, 2/15/31(4)	$6,420	$ 6,521,678
Ciena Corp., 4.00%, 1/31/30(4)	4,145	3,973,676
Cipher Compute LLC, 7.125%, 11/15/30(4)	5,855	6,076,080
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)	10,449	10,182,143
9.00%, 9/30/29(4)	26,839	26,375,092
Core Scientific Finance I LLC, 7.75%, 5/15/31(4)(9)	8,364	8,347,516
Fair Isaac Corp., 4.00%, 6/15/28(4)	9,711	9,474,054
Insight Enterprises, Inc., 6.625%, 5/15/32(4)	9,201	9,131,285
ON Semiconductor Corp., 3.875%, 9/1/28(4)	10,540	10,282,547
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(4)	5,854	6,513,817
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)	11,385	10,582,557
6.625%, 7/15/32(4)	3,117	3,218,493
WULF Compute LLC, 7.75%, 10/15/30(4)	3,967	4,171,737
		$ 114,850,675
Telecommunications — 3.6%
Altice Financing SA:
5.00%, 1/15/28(4)	$6,075	$ 4,530,205
5.75%, 8/15/29(4)	3,909	2,881,489
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(4)	10,160	10,065,464
APLD ComputeCo LLC, 9.25%, 12/15/30(4)	6,270	6,742,820
EchoStar Corp., 10.75%, 11/30/29	13,224	14,366,321
Iliad Holding SAS:
7.00%, 4/15/32(4)	6,402	6,507,659
8.50%, 4/15/31(4)	5,216	5,537,132
Level 3 Financing, Inc., 7.00%, 3/31/34(4)	3,594	3,730,285
Sable International Finance Ltd., 7.125%, 10/15/32(4)	5,189	5,180,865
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(4)	8,148	8,533,844
8.625%, 6/15/32(4)	5,045	5,283,903
Uniti Services LLC, 7.50%, 10/15/33(4)	20,736	21,844,671

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications (continued)
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$21,673	$ 19,198,773
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(4)	13,289	11,505,176
6.75%, 1/15/33(4)	1,689	1,545,558
7.75%, 4/15/32(4)	2,803	2,728,482
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(4)	3,006	3,181,349
Zegona Finance PLC, 8.625%, 7/15/29(4)	14,204	14,901,621
		$ 148,265,617
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)	$13,472	$ 12,888,224
		$ 12,888,224
Utility — 5.1%
Alpha Generation LLC, 6.75%, 10/15/32(4)	$19,832	$ 20,323,258
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(4)	11,695	11,630,217
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(4)	7,658	7,479,584
9.25%, 1/15/31(4)	4,522	4,749,131
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	6,128	5,866,272
NRG Energy, Inc.:
3.625%, 2/15/31(4)	8,067	7,497,403
5.25%, 6/15/29(4)	3,636	3,624,176
5.75%, 1/15/34(4)	11,693	11,613,400
6.00%, 2/1/33(4)	8,472	8,542,207
6.00%, 1/15/36(4)	9,665	9,603,595
6.125%, 5/15/36(4)	10,275	10,240,646
6.25%, 11/1/34(4)	5,642	5,711,284
10.25% to 3/15/28(4)(6)(7)	11,306	12,287,265
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	7,920	7,785,365
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)	3,685	3,571,970
5.00%, 1/31/28(4)	10,161	10,066,815
TransAlta Corp., 5.875%, 2/1/34	8,785	8,785,776
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)	6,940	6,822,069
5.00%, 7/31/27(4)	16,015	16,018,139
6.875%, 4/15/32(4)	9,537	9,960,233
XPLR Infrastructure Operating Partners LP:
7.75%, 4/15/34(4)	8,605	9,023,814
Security	Principal Amount (000's omitted)	Value
Utility (continued)
XPLR Infrastructure Operating Partners LP: (continued)
8.375%, 1/15/31(4)	$8,987	$ 9,607,337
8.625%, 3/15/33(4)	5,628	6,033,614
		$ 206,843,570
Total Corporate Bonds (identified cost $3,385,947,458)		$3,414,188,385

Preferred Stocks — 0.4%
Security	Principal Amount	Value
Insurance — 0.4%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(1)(3)(5)	$16,273,240	$ 15,984,439
Total Preferred Stocks (identified cost $16,035,790)		$ 15,984,439

Senior Floating-Rate Loans — 9.7%(10)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		3,237	$ 3,245,645
			$ 3,245,645
Automotive & Auto Parts — 1.6%
ABC Technologies, Inc., Term Loan, 11.911% - 11.95%, (1 mo. USD Term SOFR + 8.25%, 3 mo. USD Term SOFR + 8.25%), 8/22/31(2)		40,585	$ 38,254,030
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	11,065	13,089,936
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		8,963	9,013,190
Crash Champions LLC, Term Loan, 8.423%, (3 mo. USD Term SOFR + 4.75%), 2/23/29		5,427	5,194,061
			$ 65,551,217
Building Materials — 0.7%
Associated Materials, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 3/8/29		17,089	$ 12,385,569

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Building Materials (continued)
CP Atlas Buyer, Inc., Term Loan, 8.902%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	10,556	$ 9,497,087
Park River Holdings, Inc., Term Loan, 8.192%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	5,436	5,438,197
		$ 27,320,853
Cable & Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.126%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	9,527	$ 9,408,308
Term Loan, 9.526%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	3,955	3,990,029
		$ 13,398,337
Capital Goods — 0.4%
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	10,765	$ 10,790,862
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31	4,871	4,882,864
		$ 15,673,726
Containers — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(11)	5,195	$ 4,970,654
Sword Purchaser LLC, Term Loan, 4/11/33(11)	6,365	6,189,962
		$ 11,160,616
Energy — 0.7%
New Generation Gas Gathering LLC, Term Loan, 8.913%, (3 mo. USD Term SOFR + 5.25%), 9/30/29	23,507	$ 22,835,968
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	6,532	6,560,706
		$ 29,396,674
Gaming — 0.8%
Peninsula Pacific Entertainment LLC:
Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	12,193	$ 12,172,638
Term Loan, 13.00%, 12/24/29(2)(12)	6,032	6,031,535
Spectacle Gary Holdings LLC, Term Loan, 8.10%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	13,272	12,923,324
		$ 31,127,497
Borrower/Description	Principal Amount* (000's omitted)	Value
Healthcare — 1.1%
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	29,196	$ 28,488,111
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	8,579	8,501,695
LifePoint Health, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	8,018	7,995,295
		$ 44,985,101
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	12,874	$ 7,970,093
		$ 7,970,093
Insurance — 0.3%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	10,327	$ 10,249,391
		$ 10,249,391
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.152%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	17,795	$ 17,917,032
		$ 17,917,032
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	21,460	$ 21,540,435
		$ 21,540,435
Services — 0.5%
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	11,201	$ 9,414,664
Specialty Building Products Holdings LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	12,500	10,953,097
White Cap Buyer LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	1,617	1,612,092
		$ 21,979,853
Super Retail — 1.3%
Evergreen Acqco 1 LP, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	18,202	$ 18,253,393
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	9,383	9,409,281

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Men's Wearhouse, Inc., Term Loan, 9.421%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	8,762	$ 8,852,380
PetSmart, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	16,331	16,418,228
		$ 52,933,282
Technology — 0.5%
Fortress Intermediate 3, Inc., Term Loan, 6.661%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	19,615	$ 19,541,910
		$ 19,541,910
Total Senior Floating-Rate Loans (identified cost $405,265,510)		$ 393,991,662

Miscellaneous — 0.5%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(2)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(2)	$12,070,000	$ 0
		$ 0
Gaming — 0.5%
PGP Investors, LLC, Membership Interests(1)(2)(3)	71,579	$ 21,396,461
		$ 21,396,461
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(2)	$9,257,000	$ 0
		$ 0
Services — 0.0%
Hertz Corp., Escrow Certificates(1)(2)	$3,679,000	$ 0
		$ 0
Total Miscellaneous (identified cost $2,862,815)		$ 21,396,461

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(13)	128,799,445	$ 128,799,445
Total Short-Term Investments (identified cost $128,799,445)		$ 128,799,445
Total Investments — 99.2% (identified cost $3,999,735,398)		$4,051,914,730
Other Assets, Less Liabilities — 0.8%		$ 32,169,167
Net Assets — 100.0%		$4,084,083,897
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Restricted security (see Note 8).
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $3,205,996,729 or 78.5% of the Fund's net assets.
(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(9)	When-issued security.
(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(11)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company (see Note 11). The rate shown is the annualized seven-day yield as of April 30, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,779,477	USD	2,071,863	Citibank, N.A.	6/17/26	$20,759	$ —
USD	14,285,963	EUR	12,340,731	Goldman Sachs International	6/17/26	—	(226,433)
						$20,759	$(226,433)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $3,870,935,953)	$3,923,115,285
Affiliated investments, at value (identified cost $128,799,445)	128,799,445
Cash	1,736,926
Deposits for derivatives collateral — forward foreign currency exchange contracts	200,000
Foreign currency, at value (identified cost $71,743)	72,832
Interest receivable	58,033,106
Dividends receivable from affiliated investments	429,595
Receivable for investments sold	6,713,039
Receivable for Fund shares sold	1,820,908
Receivable for open forward foreign currency exchange contracts	20,759
Receivable from affiliates	12,600
Trustees' deferred compensation plan	303,503
Total assets	$4,121,257,998
Liabilities
Payable for investments purchased	$15,529,274
Payable for when-issued securities	8,327,649
Payable for Fund shares redeemed	7,450,091
Payable for open forward foreign currency exchange contracts	226,433
Distributions payable	1,357,170
Payable to affiliates:
Investment adviser fee	1,981,847
Distribution and service fees	132,521
Sub-transfer agency fee	66,389
Trustees' fees	9,042
Trustees' deferred compensation plan	303,503
Accrued expenses	1,790,182
Total liabilities	$37,174,101
Net Assets	$4,084,083,897
Sources of Net Assets
Paid-in capital	$4,615,436,442
Accumulated loss	(531,352,545)
Net Assets	$4,084,083,897
Class A Shares
Net Assets	$506,459,111
Shares Outstanding	97,100,760
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.22
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$5.40
Class C Shares
Net Assets	$23,731,749
Shares Outstanding	4,535,685
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$5.23
Class I Shares
Net Assets	$2,847,811,522
Shares Outstanding	545,903,119
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.22

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Statement of Assets and Liabilities (Unaudited) — continued

April 30, 2026
Class R Shares
Net Assets	$19,187,497
Shares Outstanding	3,673,998
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.22
Class R6 Shares
Net Assets	$686,894,018
Shares Outstanding	131,607,593
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$5.22
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $2,061)	$2,486,337
Dividend income from affiliated investments	2,278,184
Interest income	143,524,369
Other income	279,997
Total investment income	$148,568,887
Expenses
Investment adviser fee	$12,713,414
Distribution and service fees:
Class A	657,533
Class C	126,936
Class R	46,998
Trustees’ fees and expenses	54,250
Custodian fee	470,127
Transfer and dividend disbursing agent fees	2,329,401
Legal and accounting services	218,839
Printing and postage	29,025
Registration fees	74,137
Miscellaneous	122,906
Total expenses	$16,843,566
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$421,145
Total expense reductions	$421,145
Net expenses	$16,422,421
Net investment income	$132,146,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(2,903,521)
Foreign currency transactions	(77,140)
Forward foreign currency exchange contracts	310,002
Net realized loss	$(2,670,659)
Change in unrealized appreciation (depreciation):
Investments	$(48,002,094)
Foreign currency	9,778
Forward foreign currency exchange contracts	(353,123)
Net change in unrealized appreciation (depreciation)	$(48,345,439)
Net realized and unrealized loss	$(51,016,098)
Net increase in net assets from operations	$81,130,368

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$132,146,466	$343,522,263
Net realized loss	(2,670,659)	(8,609,188)
Net change in unrealized appreciation (depreciation)	(48,345,439)	91,893,673
Net increase in net assets from operations	$81,130,368	$426,806,748
Distributions to shareholders:
Class A	$(16,075,337)	$(32,906,560)
Class C	(680,299)	(1,518,963)
Class I	(95,754,667)	(246,920,194)
Class R	(551,736)	(1,085,006)
Class R6	(22,170,286)	(70,569,935)
Total distributions to shareholders	$(135,232,325)	$(353,000,658)
Transactions in shares of beneficial interest:
Class A	$(44,150,913)	$(9,453,566)
Class C	(3,082,186)	(4,324,724)
Class I	(877,814,676)	(120,116,396)
Class R	577,939	(138,478)
Class R6	1,443,847	(541,693,684)
Net decrease in net assets from Fund share transactions	$(923,025,989)	$(675,726,848)
Net decrease in net assets	$(977,127,946)	$(601,920,758)
Net Assets
At beginning of period	$5,061,211,843	$5,663,132,601
At end of period	$4,084,083,897	$5,061,211,843

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Financial Highlights

	Class A
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$5.28	$5.21	$4.83	$4.83	$5.59	$5.34
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.30	$0.29	$0.27	$0.23	$0.24
Net realized and unrealized gain (loss)	(0.06)	0.08	0.39	0.01(2)	(0.71)	0.30
Total income (loss) from operations	$0.10	$0.38	$0.68	$0.28	$(0.48)	$0.54
Less Distributions
From net investment income	$(0.16)	$(0.31)	$(0.30)	$(0.27)	$(0.26)	$(0.24)
Tax return of capital	—	—	—	(0.01)	(0.02)	(0.05)
Total distributions	$(0.16)	$(0.31)	$(0.30)	$(0.28)	$(0.28)	$(0.29)
Net asset value — End of period	$5.22	$5.28	$5.21	$4.83	$4.83	$5.59
Total Return(3)	1.90%(4)	7.53%	14.38%	5.85%	(8.87)%	10.23%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$506,459	$556,901	$558,559	$557,880	$596,063	$841,709
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.02%(6)	0.96%	0.98%	1.02%	1.02%	1.01%
Net expenses	1.00%(6)(7)	0.96%(7)	0.98%(7)	1.00%(7)	1.00%(7)	1.00%
Net investment income	5.97%(6)	5.79%	5.69%	5.49%	4.40%	4.21%
Portfolio Turnover of the Fund	20%(4)	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$5.29	$5.22	$4.85	$4.85	$5.60	$5.35
Income (Loss) From Operations
Net investment income(1)	$0.14	$0.26	$0.25	$0.23	$0.19	$0.20
Net realized and unrealized gain (loss)	(0.06)	0.08	0.38	0.01(2)	(0.71)	0.30
Total income (loss) from operations	$0.08	$0.34	$0.63	$0.24	$(0.52)	$0.50
Less Distributions
From net investment income	$(0.14)	$(0.27)	$(0.26)	$(0.23)	$(0.21)	$(0.21)
Tax return of capital	—	—	—	(0.01)	(0.02)	(0.04)
Total distributions	$(0.14)	$(0.27)	$(0.26)	$(0.24)	$(0.23)	$(0.25)
Net asset value — End of period	$5.23	$5.29	$5.22	$4.85	$4.85	$5.60
Total Return(3)	1.53%(4)	6.73%	13.28%	5.02%	(9.39)%	9.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,732	$27,115	$31,061	$34,242	$43,919	$65,596
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.77%(6)	1.71%	1.73%	1.77%	1.77%	1.76%
Net expenses	1.75%(6)(7)	1.71%(7)	1.73%(7)	1.75%(7)	1.75%(7)	1.75%
Net investment income	5.22%(6)	5.04%	4.94%	4.73%	3.65%	3.47%
Portfolio Turnover of the Fund	20%(4)	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$5.28	$5.21	$4.83	$4.84	$5.59	$5.34
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.32	$0.31	$0.29	$0.24	$0.25
Net realized and unrealized gain (loss)	(0.05)	0.07	0.39	0.00(2)(3)	(0.70)	0.30
Total income (loss) from operations	$0.11	$0.39	$0.70	$0.29	$(0.46)	$0.55
Less Distributions
From net investment income	$(0.17)	$(0.32)	$(0.32)	$(0.29)	$(0.27)	$(0.25)
Tax return of capital	—	—	—	(0.01)	(0.02)	(0.05)
Total distributions	$(0.17)	$(0.32)	$(0.32)	$(0.30)	$(0.29)	$(0.30)
Net asset value — End of period	$5.22	$5.28	$5.21	$4.83	$4.84	$5.59
Total Return(4)	2.03%(5)	7.80%	14.67%	5.90%	(8.44)%	10.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,847,812	$3,764,689	$3,834,383	$3,061,662	$2,692,891	$4,267,314
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.77%(7)	0.71%	0.73%	0.77%	0.77%	0.76%
Net expenses	0.75%(7)(8)	0.71%(8)	0.73%(8)	0.75%(8)	0.75%(8)	0.75%
Net investment income	6.23%(7)	6.03%	5.94%	5.75%	4.64%	4.47%
Portfolio Turnover of the Fund	20%(5)	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
(8)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$5.28	$5.21	$4.84	$4.84	$5.60	$5.35
Income (Loss) From Operations
Net investment income(1)	$0.15	$0.29	$0.28	$0.26	$0.22	$0.22
Net realized and unrealized gain (loss)	(0.06)	0.08	0.38	0.01(2)	(0.72)	0.31
Total income (loss) from operations	$0.09	$0.37	$0.66	$0.27	$(0.50)	$0.53
Less Distributions
From net investment income	$(0.15)	$(0.30)	$(0.29)	$(0.26)	$(0.24)	$(0.23)
Tax return of capital	—	—	—	(0.01)	(0.02)	(0.05)
Total distributions	$(0.15)	$(0.30)	$(0.29)	$(0.27)	$(0.26)	$(0.28)
Net asset value — End of period	$5.22	$5.28	$5.21	$4.84	$4.84	$5.60
Total Return(3)	1.78%(4)	7.27%	13.86%	5.57%	(9.08)%	9.95%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,187	$18,834	$18,720	$17,774	$19,860	$25,010
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.27%(6)	1.21%	1.23%	1.27%	1.27%	1.26%
Net expenses	1.25%(6)(7)	1.21%(7)	1.23%(7)	1.25%(7)	1.25%(7)	1.25%
Net investment income	5.73%(6)	5.54%	5.44%	5.24%	4.16%	3.97%
Portfolio Turnover of the Fund	20%(4)	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
		2025	2024	2023	2022	2021
Net asset value — Beginning of period	$5.28	$5.21	$4.83	$4.84	$5.59	$5.35
Income (Loss) From Operations
Net investment income(1)	$0.16	$0.32	$0.31	$0.29	$0.25	$0.25
Net realized and unrealized gain (loss)	(0.05)	0.08	0.39	(0.00)(2)	(0.71)	0.30
Total income (loss) from operations	$0.11	$0.40	$0.70	$0.29	$(0.46)	$0.55
Less Distributions
From net investment income	$(0.17)	$(0.33)	$(0.32)	$(0.29)	$(0.27)	$(0.26)
Tax return of capital	—	—	—	(0.01)	(0.02)	(0.05)
Total distributions	$(0.17)	$(0.33)	$(0.32)	$(0.30)	$(0.29)	$(0.31)
Net asset value — End of period	$5.22	$5.28	$5.21	$4.83	$4.84	$5.59
Total Return(3)	2.08%(4)	7.90%	14.77%	6.00%	(8.35)%	10.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$686,894	$693,673	$1,220,411	$1,128,506	$1,211,066	$1,318,299
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.67%(6)	0.62%	0.64%	0.68%	0.68%	0.67%
Net expenses	0.66%(6)(7)	0.62%(7)	0.64%(7)	0.66%(7)	0.66%(7)	0.66%
Net investment income	6.32%(6)	6.13%	6.04%	5.85%	4.77%	4.55%
Portfolio Turnover of the Fund	20%(4)	48%	45%	29%	28%	63%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).

See Notes to Financial Statements.

Eaton Vance
Income Fund of Boston
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.

Eaton Vance
Income Fund of Boston
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
G  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover these commitments.
H  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
I  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Eaton Vance
Income Fund of Boston
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

K  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
L  Segment Reporting—The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
M  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2025, the Fund, for federal income tax purposes, had deferred capital losses of $539,336,649 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2025, $539,336,649 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$4,034,733,766
Gross unrealized appreciation	$83,638,056
Gross unrealized depreciation	(66,662,766)
Net unrealized appreciation	$16,975,290
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1.5 billion	0.625%
$1.5 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion but less than $10 billion	0.555%
$10 billion and over	0.535%

Eaton Vance
Income Fund of Boston
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

For the six months ended April 30, 2026, the Fund’s investment adviser fee amounted to $12,713,414 or 0.60% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $89,630 relating to the Fund's investment in the Liquidity Fund.
Eaton Vance Management (EVM), an affiliate of BMR, serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.00%, 1.75%, 0.75%, 1.25% and 0.66% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after March 1, 2027. Pursuant to this agreement, EVM waived and/or reimbursed $331,515 of the Fund’s operating expenses for the six months ended April 30, 2026.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2026, EVM earned $118,548 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,484 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2026 in the amount of $4,445. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2026 amounted to $657,533 for Class A shares.
The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $95,202 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2026, the Fund paid or accrued to EVD $23,499 for Class R shares.
Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2026 amounted to $31,734 and $23,499 for Class C and Class R shares, respectively.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2026, the Fund was informed that EVD received less than $100 and $255 of CDSCs paid by Class A and Class C shareholders, respectively.

Eaton Vance
Income Fund of Boston
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $816,604,192 and $1,705,589,182, respectively, for the six months ended April 30, 2026.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31, 2025
	Shares	Amount	Shares	Amount
Class A
Sales	5,798,468	$ 30,482,040	14,531,684	$ 75,485,130
Issued to shareholders electing to receive payments of distributions in Fund shares	2,873,008	15,088,921	5,844,630	30,552,678
Redemptions	(17,081,492)	(89,721,874)	(22,149,833)	(115,491,374)
Net decrease	(8,410,016)	$ (44,150,913)	(1,773,519)	$ (9,453,566)
Class C
Sales	223,105	$ 1,177,347	588,087	$ 3,077,422
Issued to shareholders electing to receive payments of distributions in Fund shares	123,778	652,022	280,614	1,470,448
Redemptions	(932,388)	(4,911,555)	(1,695,080)	(8,872,594)
Net decrease	(585,505)	$ (3,082,186)	(826,379)	$ (4,324,724)
Class I
Sales	57,443,825	$ 302,067,945	224,497,436	$1,170,570,744
Issued to shareholders electing to receive payments of distributions in Fund shares	17,213,738	90,415,548	45,493,961	237,890,682
Redemptions	(241,853,825)	(1,270,298,169)	(293,200,297)	(1,528,577,822)
Net decrease	(167,196,262)	$ (877,814,676)	(23,208,900)	$ (120,116,396)
Class R
Sales	495,880	$ 2,608,352	1,026,767	$ 5,362,591
Issued to shareholders electing to receive payments of distributions in Fund shares	104,624	549,907	206,501	1,080,559
Redemptions	(490,167)	(2,580,320)	(1,260,442)	(6,581,628)
Net increase (decrease)	110,337	$ 577,939	(27,174)	$ (138,478)
Class R6
Sales	10,526,621	$ 55,418,098	58,335,666	$ 303,766,120
Issued to shareholders electing to receive payments of distributions in Fund shares	3,827,294	20,105,506	12,804,710	66,841,510
Redemptions	(14,084,934)	(74,079,757)	(174,145,554)	(912,301,314)
Net increase (decrease)	268,981	$ 1,443,847	(103,005,178)	$ (541,693,684)

Eaton Vance
Income Fund of Boston
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

8  Restricted Securities
At April 30, 2026, the Fund owned the following securities (representing 1.8% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	320,298	$ 18,931	$10,781,230
Enviva LLC	12/6/24	220,054	1,242,758	4,456,093
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
Total Common Stocks			$1,711,509	$15,237,323
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26	2,093	$20,930,000	$20,094,956
Total Convertible Preferred Stocks			$20,930,000	$20,094,956
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$16,273,240	$16,035,790	$15,984,439
Total Preferred Stocks			$16,035,790	$15,984,439
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21, 7/17/25, 9/5/25	71,579	$ 2,862,815	$21,396,461
Total Miscellaneous			$2,862,815	$21,396,461
Total Restricted Securities			$41,540,114	$72,713,179
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $226,433. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $200,000 at April 30, 2026.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between

Eaton Vance
Income Fund of Boston
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Forward foreign currency exchange contracts	$20,759	$(226,433)
Total Derivatives subject to master netting or similar agreements	$20,759	$(226,433)
(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Fund's derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2026.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Citibank, N.A.	$20,759	$ —	$ —	$ —	$20,759

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Goldman Sachs International	$(226,433)	$ —	$ —	$200,000	$(26,433)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Eaton Vance
Income Fund of Boston
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$310,002	$(353,123)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was approximately $22,601,000.
10  Line of Credit
The Fund participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
11  Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $128,799,445, which represents 3.1% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$162,281,127	$795,603,997	$(829,085,679)	$ —	$ —	$128,799,445	$2,278,184	128,799,445
12  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Income Fund of Boston
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 25,838,114	$ 4,467,498	$10,781,230	$ 41,086,842
Convertible Bonds	—	16,372,540	—	16,372,540
Convertible Preferred Stocks	—	—	20,094,956	20,094,956
Corporate Bonds	—	3,414,188,385	—	3,414,188,385
Preferred Stocks	—	15,984,439	—	15,984,439
Senior Floating-Rate Loans	—	349,706,097	44,285,565	393,991,662
Miscellaneous	—	—	21,396,461	21,396,461
Short-Term Investments	128,799,445	—	—	128,799,445
Total Investments	$154,637,559	$3,800,718,959	$96,558,212	$4,051,914,730
Forward Foreign Currency Exchange Contracts	$ —	$ 20,759	$ —	$ 20,759
Total	$154,637,559	$3,800,739,718	$96,558,212	$4,051,935,489
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (226,433)	$ —	$ (226,433)
Total	$ —	$ (226,433)	$ —	$ (226,433)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
13  Risks and Uncertainties
Credit Risk
The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

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EVIBX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026